REVENUES FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2024
REVENUES FROM CONTRACTS WITH CUSTOMERS
Schedule of revenues from contracts with customers disaggregated by product category and timing of transfer

The following table presents total revenues from contracts with customers disaggregated by investment product for the years ended December 31 (in thousands):

	For the years ended December 31,
Revenue From Contracts With Customers	2024	2023
Variable annuities and other insurance commissions	$100,434	$102,218
Mutual fund commissions	21,134	19,022
Securities commissions	11,788	10,810
Alternative investments	6,096	6,141
Advisory fees	24,939	21,668
Total Revenue From Contracts With Customers	$164,391	$159,859

The following tables presents sales-based and trailing revenues disaggregated by product category for the years ended December 31 (in thousands):

Sales-based (Point in time)	2024	2023
Variable annuities and other insurance commissions	$40,852	$52,209
Mutual fund commissions	4,204	5,422
Securities commissions	11,788	10,810
Alternative investments	5,983	6,084
Total Sales Based Revenues	$62,827	$74,525

Trailing (Over time)	2024	2023
Variable annuities and other insurance commissions	$59,582	$50,009
Mutual fund commissions	16,930	13,600
Advisory fees	24,939	21,668
Alternative investments	113	57
Total Trailing Revenues	101,564	85,334
Total Revenue From Contracts With Customers	$164,391	$159,859